Stockholders' Equity and Stock-based Compensation (Details) - Schedule of computation of basic and diluted net income (loss) per share - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Schedule of computation of basic and diluted net income (loss) per share [Abstract]
Net income (loss) (in Dollars)	$ 64,327,154	$ (9,152,223)	$ 128,997,958	$ (15,406,868)	$ (15,754,428)	$ (307,027,145)	$ (15,754,427)
Less:
Decrease in fair value of SAFE notes (in Dollars)	(100,802,979)		(182,366,571)
Decrease in fair value of warrants and warrant amortization (in Dollars)	(4,447,683)		(12,528,951)
Undistributed loss allocated to common stockholders for diluted net loss per share (in Dollars)	$ (40,923,508)	$ (9,152,223)	$ (65,897,564)	$ (15,406,868)
Denominator for basic net income (loss) per share – weighted average shares outstanding	71,901,904	86,222,804	80,593,815	90,717,435
Dilutive preferred shares outstanding	131,116,643		131,116,643
Dilutive options and unvested stock units outstanding	20,634,514		20,813,808
Dilutive warrants outstanding	2,514,905		2,533,015
Dilutive SAFE notes outstanding (shares not reserved)	50,526,529		50,526,529
Denominator for diluted net income (loss) per share – adjusted weighted average shares outstanding	276,694,495	86,222,804	285,583,810	90,717,435
Net loss per share – diluted (in Dollars per share)	$ (0.15)	$ (0.11)	$ (0.23)	$ (0.17)